Statements of Changes in Partners' Capital - USD ($)	General Partner [Member]	General Partner [Member] Millburn Multi-Markets Trading L.P. [Member]	Limited Partner [Member] Series A [Member]	Limited Partner [Member] Series B [Member]	Limited Partner [Member] Series C [Member]	Limited Partner [Member] Series D [Member]	Limited Partner [Member] Millburn Multi-Markets Trading L.P. [Member]	Total	Millburn Multi-Markets Trading L.P. [Member]	New Profit Memo Account [Member] Millburn Multi-Markets Trading L.P. [Member]
PARTNERS' CAPITAL at Dec. 31, 2018	$ 2,788,913	$ 939,174	$ 144,621,713	$ 9,305,965	$ 2,008,278	$ 794,737	$ 473,885,200	$ 159,519,606	$ 474,824,374
PARTNERS' CAPITAL, units at Dec. 31, 2018			121,399.2481	6,794.4628	1,437.1195	593.8529
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions			$ 24,245,369	$ 1,017,500	$ 3,026,843	$ 4,810,150	199,073,445	33,099,862	199,073,445
Capital contributions, units			19,958.3203	732.3428	2,063.5082	3,553.2974
Capital withdrawals		(9,224,590)	$ (11,221,354)	$ (751,777)	$ (422,678)		(88,210,421)	(12,395,809)	(97,435,011)
Capital withdrawals, units			9,208.1617	534.8900	292.7421
Transfers between Series		(4,000)		$ 21,503		$ (21,503)	4,000
Transfers between Series, units				14.5657		(15.0109)
Net income (loss)	333,682	114,217	$ 11,664,001	$ 937,753	$ 274,513	$ 419,813	54,415,274	13,629,762	54,539,517	10,026
Profit share			(2,337,488)	(187,464)	(55,149)	(83,963)		(2,664,064)
General Partner's allocation - profit share							(9,214,564)			9,214,564
Transfer of New Profit Memo Account to General Partner		9,224,590								(9,224,590)
PARTNERS' CAPITAL at Dec. 31, 2019	3,122,595	1,049,391	$ 166,972,241	$ 10,343,480	$ 4,831,807	$ 5,919,234	629,952,934	191,189,357	631,002,325
PARTNERS' CAPITAL, units at Dec. 31, 2019			132,149.4067	7,006.4813	3,207.8856	4,132.1394
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Asset Value per Unit - End of period			$ 1,263.51	$ 1,476.27	$ 1,506.23	$ 1,432.49
Capital contributions			$ 2,408,900	$ 150,000	$ 150,000	$ 11,957,000	290,299,100	14,665,900	290,299,100
Capital contributions, units			1,937.3600	120.8101	106.9465	9,137.4424
Capital withdrawals		(622,309)	$ (36,313,448)	$ (1,751,324)	$ (363,693)	$ (371,859)	(263,606,991)	(38,800,324)	(264,229,300)
Capital withdrawals, units			34,489.1253	1,406.6845	285.3659	306.1483
Transfers between Series
Net income (loss)	(319,369)	(105,076)	$ (24,522,858)	$ (1,310,973)	$ (602,925)	$ (1,286,031)	(102,719,131)	(28,042,156)	(102,824,207)
Profit share
General Partner's allocation - profit share							(622,309)			622,309
Transfer of New Profit Memo Account to General Partner		622,309								(622,309)
PARTNERS' CAPITAL at Dec. 31, 2020	$ 2,803,226	$ 944,315	$ 108,544,835	$ 7,431,183	$ 4,015,189	$ 16,218,344	$ 553,303,603	$ 139,012,777	$ 554,247,918
PARTNERS' CAPITAL, units at Dec. 31, 2020			99,597.6414	5,720.6069	3,029.4662	12,963.4335
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Asset Value per Unit - End of period			$ 1,089.83	$ 1,299.02	$ 1,325.38	$ 1,251.08